Income Taxes - Schedule of Statutory and Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ 35	$ 8	$ 59	$ 25
Predecessor Company
At statutory rate					$ (2,401)	$ (1,711)
Foreign income tax at different rates					378	1,404
U.S. R&D credits					(861)	(499)
Change in valuation allowance					3,733	732
Share-based compensation					60	57
Prior period true ups					(950)	(38)
Other					75	100
Provision for income taxes					$ 34	$ 45